Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	First Trust Exchange-Traded Fund VI
Entity Central Index Key	0001552740
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000117913 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust NASDAQ Technology Dividend Index Fund
Class Name	First Trust NASDAQ Technology Dividend Index Fund
Trading Symbol	TDIV
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust NASDAQ Technology Dividend Index Fund (the “Fund”) for the year of October 1, 2023 to September 30, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/TDIV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/TDIV
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust NASDAQ Technology Dividend Index Fund	$61	0.50%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 45.65% during the 12 months ended September 30, 2024. The Fund outperformed its benchmark, the S&P 500® Index, which returned 36.35% for the same Period.
The Semiconductors & Semiconductor Equipment industry received the greatest allocation of any industry in the Fund with an average weight of 37.0% during the Period. The allocation to this industry contributed 21.0% to the Fund’s overall return, which was the greatest contribution of any industry to the Fund’s return during the Period. No industry had a materially negative contribution to the Fund’s return.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (September 30, 2014 to September 30, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of September 30, 2024)	1 Year	5 Year	10 Year
First Trust NASDAQ Technology Dividend Index Fund	45.65%	17.30%	14.10%
Nasdaq Technology DividendTM Index	46.66%	18.04%	14.83%
S&P 500® Index	36.35%	15.98%	13.38%
S&P 500® Information Technology Index	52.68%	26.74%	22.40%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/TDIV for more recent performance information.
Net Assets	$ 2,877,168,232
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 11,979,903
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of September 30, 2024)
Fund net assets	$2,877,168,232
Total number of portfolio holdings	88
Total advisory fee paid	$11,979,903
Portfolio turnover rate	36%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of September 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
International Business Machines Corp.	8.5%
Oracle Corp.	8.4%
Broadcom, Inc.	8.2%
Microsoft Corp.	8.0%
Texas Instruments, Inc.	7.3%
QUALCOMM, Inc.	3.8%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	3.7%
Analog Devices, Inc.	2.9%
AT&T, Inc.	2.1%
Verizon Communications, Inc.	2.1%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.

Largest Holdings [Text Block]
Top Ten Holdings
International Business Machines Corp.	8.5%
Oracle Corp.	8.4%
Broadcom, Inc.	8.2%
Microsoft Corp.	8.0%
Texas Instruments, Inc.	7.3%
QUALCOMM, Inc.	3.8%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	3.7%
Analog Devices, Inc.	2.9%
AT&T, Inc.	2.1%
Verizon Communications, Inc.	2.1%

C000117914 [Member]
Shareholder Report [Line Items]
Fund Name	Multi-Asset Diversified Income Index Fund
Class Name	Multi-Asset Diversified Income Index Fund
Trading Symbol	MDIV
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Multi-Asset Diversified Income Index Fund (the “Fund”) for the year of October 1, 2023 to September 30, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/MDIV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/MDIV
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Diversified Income Index Fund	$53(1)	0.48%(1)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.

Expenses Paid, Amount	$ 53	[1]
Expense Ratio, Percent	0.48%	[1]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 21.26% during the 12 months ended September 30, 2024. The Fund underperformed its benchmark, the S&P 500® Index, which returned 36.35% for the same Period.
The Fund seeks to invest approximately 20% of its assets in each of five categories: Equities, Real Estate Investment Trusts, Preferred Securities, Master Limited Partnerships, and a high-yield corporate debt exchange-traded fund. The most significant positive contribution came from the allocation to Equities, which contributed 7.4% to the Fund’s overall return. None of the five categories had a negative contribution to the Fund’s overall return during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (September 30, 2014 to September 30, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of September 30, 2024)	1 Year	5 Year	10 Year
Multi-Asset Diversified Income Index Fund	21.26%	4.11%	3.69%
Nasdaq US Multi-Asset Diversified IncomeTM Index	21.92%	4.67%	4.32%
S&P 500® Index	36.35%	15.98%	13.38%
Dow Jones U.S. Select Dividend Index	30.90%	10.25%	10.48%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/MDIV for more recent performance information.
Net Assets	$ 439,538,454
Holdings Count | Holding	124
Advisory Fees Paid, Amount	$ 2,048,654
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of September 30, 2024)
Fund net assets	$439,538,454
Total number of portfolio holdings	124
Total advisory fee paid	$2,048,654
Portfolio turnover rate	73%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of September 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
First Trust Tactical High Yield ETF	20.0%
Icahn Enterprises, L.P.	1.6%
PennyMac Mortgage Investment Trust	1.6%
Delek Logistics Partners, L.P.	1.3%
Alliance Resource Partners, L.P.	1.3%
Black Stone Minerals, L.P.	1.3%
Kimbell Royalty Partners, L.P.	1.2%
CrossAmerica Partners, L.P.	1.2%
Dorchester Minerals, L.P.	1.2%
Rithm Capital Corp.	1.2%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
First Trust Tactical High Yield ETF	20.0%
Icahn Enterprises, L.P.	1.6%
PennyMac Mortgage Investment Trust	1.6%
Delek Logistics Partners, L.P.	1.3%
Alliance Resource Partners, L.P.	1.3%
Black Stone Minerals, L.P.	1.3%
Kimbell Royalty Partners, L.P.	1.2%
CrossAmerica Partners, L.P.	1.2%
Dorchester Minerals, L.P.	1.2%
Rithm Capital Corp.	1.2%

C000125197 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust BuyWrite Income ETF
Class Name	First Trust BuyWrite Income ETF
Trading Symbol	FTHI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust BuyWrite Income ETF (the “Fund”) for the year of October 1, 2023 to September 30, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTHI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FTHI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust BuyWrite Income ETF	$85	0.76%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 23.40% for the 12 months ended September 30, 2024. The Fund outperformed its benchmark, the CBOE S&P 500® BuyWrite Monthly Index, which returned 18.31% for the same Period.
This outperformance was the result of the Fund’s option strategy outperforming the index-based strategy and the Fund’s equity portfolio marginally outperforming the benchmark’s equity portfolio.
The overall economic backdrop during the Period was one of solid economic growth and declining inflation. During the Period, broad based economic indicators highlighting these trends were:
  Average Quarterly Gross Domestic Product growth in the prior four calendar quarters (third quarter 2023 – second quarter 2024) was 3.05%;
  Year-over-year the Consumer Price Index continued to decline, falling from 3.7% as of September 30, 2023 to 2.4% as of September 30, 2024;
  Year-over-year increase in real wages, as measured by the U.S. Bureau of Labor Statistics, increased by 0.9%.
U.S. equities rallied strongly during the Period with only a brief pullback in mid-July/early August 2024. The S&P 500® Index was up 36.35% and the technology heavy Nasdaq-100 Index® was up 37.48% for the Period. Smaller capitalization stocks also rallied strongly, but without the tech powerhouses of Apple, NVIDIA Corp., Meta Platforms, Inc., and Microsoft Corp., they lagged the larger indices, up “only” 26.74%. Helping boost equities during the Period was the market’s increasing confidence that the Federal Reserve would lower its short-term benchmark rate, the Federal Funds target rate, in the final four months of 2024 and then throughout 2025. Two-year Treasury rates, in anticipation of the lower Federal Funds target rate, declined by -1.40% during the Period, while the Ten-Year Treasury rate, which helps set 30-year mortgage rates, declined by -0.79%.
The Fund benefitted from the economic backdrop as its equity holdings outperformed the S&P 500® Index by a small amount during the Period. On average, the Fund’s equity portfolio was underweight technology stocks and overweight energy stocks during the year. Both the overweight and underweight allocations reduced the Fund’s performance relative to the index as the Technology sector within the S&P 500® Index was up 52.68% during the Period and the Energy sector was up only 0.87%. Offsetting the negative impacts of the Technology and Energy sector allocations was the stock selection within the Consumer Staples and Real Estate sectors. Within these sectors, the individual stock selection process chose securities that outperformed their respective sectors, providing relative value add versus the benchmark. Positive selection also added value in the Consumer Discretionary and Utilities sectors. Overall, choosing the right stocks within the sectors more than offset the poor allocations to the sectors, resulting in the equity portfolio outperforming.
The Funds “option strategy” of selling index calls on the S&P 500® Index that are slightly out-of-the-money, with expirations of one, two, and three months, outperformed versus the benchmark’s strategy of a 100% overwrite with at-the-money one-month calls. In a strong equity rally, the Fund benefits from the additional upside provided by the slightly out-of-the-money calls. Additionally, the Fund’s option strategy overwrites 25% to 75% of the Fund’s assets, unlike the 100% overwrite of the benchmark. During the Period, the Fund’s overwrite averaged approximately 70.3% of the Fund’s net asset value, providing an option premium sufficiently large to support the Fund’s high distribution rate while still allowing the Fund to participate in strong equity market rally, resulting in strong overall performance versus the benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (September 30, 2014 to September 30, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of September 30, 2024)	1 Year	5 Year	10 Year
First Trust BuyWrite Income ETF	23.40%	7.63%	7.19%
CBOE S&P 500® BuyWrite Monthly Index	18.31%	6.59%	6.25%
S&P 500® Index	36.35%	15.98%	13.38%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 14, 2023
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FTHI for more recent performance information.
Net Assets	$ 930,455,028
Holdings Count | Holding	178
Advisory Fees Paid, Amount	$ 4,197,602
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of September 30, 2024)
Fund net assets	$930,455,028
Total number of portfolio holdings	178
Total advisory fee paid	$4,197,602
Portfolio turnover rate	44%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of September 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Microsoft Corp.	6.8%
Apple, Inc.	6.0%
NVIDIA Corp.	5.6%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc., Class A	2.6%
Alphabet, Inc., Class A	2.1%
Alphabet, Inc., Class C	1.8%
Berkshire Hathaway, Inc., Class B	1.8%
Blackstone Mortgage Trust, Inc., Class A	1.7%
Broadcom, Inc.	1.7%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	6.8%
Apple, Inc.	6.0%
NVIDIA Corp.	5.6%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc., Class A	2.6%
Alphabet, Inc., Class A	2.1%
Alphabet, Inc., Class C	1.8%
Berkshire Hathaway, Inc., Class B	1.8%
Blackstone Mortgage Trust, Inc., Class A	1.7%
Broadcom, Inc.	1.7%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FTHI or upon request at 1-800-621-1675 or info@ftportfolios.com.
Effective December 14, 2023, the Fund’s annual management fee decreased from 0.85% to 0.75% of the Fund’s average daily net assets.

Material Fund Change Expenses [Text Block]	Effective December 14, 2023, the Fund’s annual management fee decreased from 0.85% to 0.75% of the Fund’s average daily net assets.
Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/FTHI
C000125204 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Nasdaq BuyWrite Income ETF
Class Name	First Trust Nasdaq BuyWrite Income ETF
Trading Symbol	FTQI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Nasdaq BuyWrite Income ETF (the “Fund”) for the year of October 1, 2023 to September 30, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTQI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FTQI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Nasdaq BuyWrite Income ETF	$85	0.76%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 22.45% for the 12 months ended September 30, 2024. The Fund underperformed its benchmark, the CBOE Nasdaq-100 BuyWrite IndexSM, which returned 22.84% for the same Period.
This underperformance was the result of the Fund’s equity strategy underperforming the benchmark’s underlying equity strategy. The Fund’s option strategy outperformed the benchmark’s option strategy but not by enough to completely offset the equity underperformance.
The overall economic backdrop over the Period was one of solid economic growth and declining inflation. During the Period, broad based economic indicators highlighting these trends were:
  Average Quarterly Gross Domestic Product Growth in the prior four calendar quarters (third quarter 2023 – second quarter 2024) was 3.05%;
  Year-over-year the Consumer Price Index continued to decline, falling from 3.7% as of September 30, 2023 to 2.4% as of September 30, 2024;
  Year-over-year increase in real wages, as measured by the U.S. Bureau of Labor Statistics, increased by 0.9%.
U.S. equities rallied strongly during the Period with only a brief pullback in mid-July/early August 2024. The S&P 500® Index was up 36.35% and the technology heavy Nasdaq-100 Index® (the “Index”) was up 37.48%, for the Period. Smaller capitalization stocks also rallied strongly, but without the tech powerhouses of Apple, Inc., NVIDIA Corp., Meta Platforms, Inc., and Microsoft Corp., they lagged the larger indices, up “only” 26.74%. Helping boost equities during the Period was the market’s increasing confidence that the Federal Reserve would lower its short-term benchmark rate, the Federal Funds target rate, in the final four months of 2024 and then throughout 2025. Two-Year Treasury rates, in anticipation of the lower Federal Funds target rate, declined by -1.40% during the Period, while the Ten-Year Treasury rate, which helps set 30-year mortgage rates, declined by -0.79%.
The Fund benefitted from the economic backdrop as its equity holdings rallied strongly, only slightly underperforming the underlying equity portfolio of the benchmark. On average, the Fund’s equity portfolio was slightly underweight technology and consumer discretionary stocks and overweight financials, real estate, and energy stocks. The combined impact of the sector allocations for the portfolio were slightly positive. Offsetting the positive impacts of the sector allocation was the stock selection process, which detracted from relative returns during the Period. The Fund was, on average, underweight two of the largest stocks within the benchmark, NVIDIA Corp. and Broadcom, Inc.; both of which rallied over 100% during the Period. Overall, the rest of the portfolio performed well but was not able to offset the full impact of being underweight NVIDIA and Broadcom, Inc., resulting in the overall equity portfolio slightly underperforming the benchmark equity portfolio.
The Fund’s “option strategy” of selling index calls on the Index that are slightly out-of-the-money, with expirations of one, two, and three months, slightly outperformed versus the benchmark’s strategy of a 100% overwrite with at-the-money one-month calls. In a strong equity rally, the Fund benefits from the additional upside provided by the slightly out-of-the-money calls. Additionally, the Fund’s option strategy overwrites 50% to 100% of the Fund’s assets, unlike the fixed 100% overwrite of the benchmark. During the fiscal Period, the Fund’s overwrite averaged approximately 74.7% of the Fund’s net asset value, providing an option premium sufficiently large to support the Fund’s high distribution rate while still allowing the Fund to participate in strong equity market rally, resulting in strong overall performance versus the benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (September 30, 2014 to September 30, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of September 30, 2024)	1 Year	5 Year	10 Year
First Trust Nasdaq BuyWrite Income ETF	22.45%	5.79%	5.52%
CBOE Nasdaq-100 BuyWrite IndexSM	22.84%	7.71%	7.82%
S&P 500® Index	36.35%	15.98%	13.38%
Nasdaq-100 Index®	37.48%	21.97%	18.53%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 14, 2023
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FTQI for more recent performance information.
Net Assets	$ 453,262,605
Holdings Count | Holding	215
Advisory Fees Paid, Amount	$ 1,938,310
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of September 30, 2024)
Fund net assets	$453,262,605
Total number of portfolio holdings	215
Total advisory fee paid	$1,938,310
Portfolio turnover rate	58%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of September 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Apple, Inc.	9.2%
Microsoft Corp.	8.2%
NVIDIA Corp.	4.7%
Broadcom, Inc.	4.5%
Meta Platforms, Inc., Class A	4.4%
Amazon.com, Inc.	4.2%
Costco Wholesale Corp.	2.6%
Tesla, Inc.	2.5%
Netflix, Inc.	2.0%
Advanced Micro Devices, Inc.	1.8%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Apple, Inc.	9.2%
Microsoft Corp.	8.2%
NVIDIA Corp.	4.7%
Broadcom, Inc.	4.5%
Meta Platforms, Inc., Class A	4.4%
Amazon.com, Inc.	4.2%
Costco Wholesale Corp.	2.6%
Tesla, Inc.	2.5%
Netflix, Inc.	2.0%
Advanced Micro Devices, Inc.	1.8%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FTQI or upon request at 1-800-621-1675 or info@ftportfolios.com.
Effective December 14, 2023, the Fund’s annual management fee decreased from 0.85% to 0.75% of the Fund’s average daily net assets.
During the fiscal year ended September 30, 2024, the Fund’s principal investment strategies were revised to reflect that the Fund may invest in real estate investment trusts.

Material Fund Change Expenses [Text Block]	Effective December 14, 2023, the Fund’s annual management fee decreased from 0.85% to 0.75% of the Fund’s average daily net assets.
Material Fund Change Strategies [Text Block]	During the fiscal year ended September 30, 2024, the Fund’s principal investment strategies were revised to reflect that the Fund may invest in real estate investment trusts.
Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/FTQI
C000130399 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust S&P International Dividend Aristocrats ETF
Class Name	First Trust S&P International Dividend Aristocrats ETF
Trading Symbol	FID
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust S&P International Dividend Aristocrats ETF (the “Fund”) for the year of October 1, 2023 to September 30, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FID. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FID
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust S&P International Dividend Aristocrats ETF	$68	0.60%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 25.48% during the 12 months ended September 30, 2024. The Fund outperformed its benchmark, the MSCI World ex USA Index, which returned 24.98% for the same Period.
The country with the greatest allocation in the Fund was Canada with a weight of 25.1%. The allocation to Canada contributed the most to Fund performance of any country with an 8.2% contribution to the Fund’s return. With a weight of 1.0%, Sweden was the country with the most negative contribution to the Fund’s return with a -0.3% in contribution to performance. The Fund’s currency exposure had a 4.1% impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (September 30, 2014 to September 30, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of September 30, 2024)	1 Year	5 Year	10 Year
First Trust S&P International Dividend Aristocrats ETF	25.48%	4.92%	3.14%
S&P International Dividend Aristocrats Index(1)	27.71%	6.38%	N/A
Dow Jones EPAC Select DividendTM Index	26.56%	6.30%	4.18%
MSCI World ex USA Index	24.98%	8.36%	5.68%
(1)
On August 30, 2018, the Fund’s underlying index changed from the Nasdaq International Multi-Asset Diversified IncomeTM Index to the S&P International Dividend Aristocrats Index (the “Index”). Therefore, the Fund’s performance and historical returns shown for the periods prior to August 30, 2018, are not necessarily indicative of the performance that the Fund, based on its current index, would have generated. Since the Index had an inception date of April 30, 2018, it was not in existence for all of the periods disclosed. The old index was terminated on November 23, 2018, so performance data does not exist for these time periods.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	On August 30, 2018, the Fund’s underlying index changed from the Nasdaq International Multi-Asset Diversified IncomeTM Index to the S&P International Dividend Aristocrats Index (the “Index”). Therefore, the Fund’s performance and historical returns shown for the periods prior to August 30, 2018, are not necessarily indicative of the performance that the Fund, based on its current index, would have generated. Since the Index had an inception date of April 30, 2018, it was not in existence for all of the periods disclosed. The old index was terminated on November 23, 2018, so performance data does not exist for these time periods.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FID for more recent performance information.
Net Assets	$ 82,871,202
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 456,412
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of September 30, 2024)
Fund net assets	$82,871,202
Total number of portfolio holdings	75
Total advisory fee paid	$456,412
Portfolio turnover rate	57%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of September 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Solvay S.A.	3.0%
KT&G Corp.	2.5%
Henderson Land Development Co., Ltd.	2.4%
Ping An Insurance Group Co. of China Ltd., Class H	2.4%
Capital Power Corp.	2.0%
Vanguard International Semiconductor Corp.	2.0%
Sino Land Co., Ltd.	2.0%
Keyera Corp.	2.0%
CK Infrastructure Holdings Ltd.	1.9%
Power Assets Holdings Ltd.	1.9%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Solvay S.A.	3.0%
KT&G Corp.	2.5%
Henderson Land Development Co., Ltd.	2.4%
Ping An Insurance Group Co. of China Ltd., Class H	2.4%
Capital Power Corp.	2.0%
Vanguard International Semiconductor Corp.	2.0%
Sino Land Co., Ltd.	2.0%
Keyera Corp.	2.0%
CK Infrastructure Holdings Ltd.	1.9%
Power Assets Holdings Ltd.	1.9%

C000134868 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Rising Dividend Achievers ETF
Class Name	First Trust Rising Dividend Achievers ETF
Trading Symbol	RDVY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Rising Dividend Achievers ETF (the “Fund”) for the year of October 1, 2023 to September 30, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/RDVY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/RDVY
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Rising Dividend Achievers ETF	$56	0.48%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 31.31% during the 12 months ended September 30, 2024. The Fund outperformed its benchmark, the Dow Jones U.S. Select DividendTM Index, which returned 30.90% for the same Period.
The Financials sector received the greatest allocation of any sector in the Fund with an average weight of 40.4% during the Period. The allocation to this sector contributed 19.4% to the Fund’s overall return, which was the greatest contribution of any sector to the Fund’s return during the Period. With a weight of only 0.8%, the most negative contribution to the Fund’s return came from the Consumer Staples sector with a -0.5% contribution to the Fund’s return.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (September 30, 2014 to September 30, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of September 30, 2024)	1 Year	5 Year	10 Year
First Trust Rising Dividend Achievers ETF	31.31%	15.33%	12.97%
Nasdaq US Rising Dividend AchieversTM Index	32.07%	15.96%	13.57%
Dow Jones U.S. Select DividendTM Index	30.90%	10.25%	10.48%
S&P 500® Index	36.35%	15.98%	13.38%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/RDVY for more recent performance information.
Net Assets	$ 12,091,412,467
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 47,745,601
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of September 30, 2024)
Fund net assets	$12,091,412,467
Total number of portfolio holdings	51
Total advisory fee paid	$47,745,601
Portfolio turnover rate	57%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of September 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Lam Research Corp.	2.1%
Steel Dynamics, Inc.	2.1%
Applied Materials, Inc.	2.1%
Accenture PLC, Class A	2.1%
CF Industries Holdings, Inc.	2.1%
Chesapeake Energy Corp.	2.1%
Williams-Sonoma, Inc.	2.1%
SLM Corp.	2.0%
Aflac, Inc.	2.0%
Garmin Ltd.	2.0%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.

Largest Holdings [Text Block]
Top Ten Holdings
Lam Research Corp.	2.1%
Steel Dynamics, Inc.	2.1%
Applied Materials, Inc.	2.1%
Accenture PLC, Class A	2.1%
CF Industries Holdings, Inc.	2.1%
Chesapeake Energy Corp.	2.1%
Williams-Sonoma, Inc.	2.1%
SLM Corp.	2.0%
Aflac, Inc.	2.0%
Garmin Ltd.	2.0%

C000137472 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust RBA American Industrial Renaissance® ETF
Class Name	First Trust RBA American Industrial Renaissance® ETF
Trading Symbol	AIRR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust RBA American Industrial Renaissance® ETF (the “Fund”) for the year of October 1, 2023 to September 30, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/AIRR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/AIRR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust RBA American Industrial Renaissance® ETF	$86	0.70%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 44.86% during the 12 months ended September 30, 2024. The Fund outperformed its benchmark, the S&P 500® Industrials Index, which returned 35.89% for the same Period.
The Construction & Engineering industry received the greatest allocation in the Fund, with an average weight of 37.9%. The allocation to this industry contributed 27.1% to the Fund’s overall return, which was the greatest contribution of any industry to the Fund’s return during the Period. No industry had a materially negative contribution to the Fund’s return during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (September 30, 2014 to September 30, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of September 30, 2024)	1 Year	5 Year	10 Year
First Trust RBA American Industrial Renaissance® ETF	44.86%	22.95%	15.37%
Richard Bernstein Advisors American Industrial Renaissance® Index	45.90%	23.88%	16.24%
S&P 500® Index	36.35%	15.98%	13.38%
S&P 500® Industrials Index	35.89%	13.76%	11.73%
Russell 2500® Index	26.17%	10.43%	9.50%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 30, 2024
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/AIRR for more recent performance information.
Net Assets	$ 1,692,645,368
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 6,498,611
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of September 30, 2024)
Fund net assets	$1,692,645,368
Total number of portfolio holdings	60
Total advisory fee paid	$6,498,611
Portfolio turnover rate	75%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of September 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Granite Construction, Inc.	3.6%
Mueller Industries, Inc.	3.4%
EMCOR Group, Inc.	3.3%
Hubbell, Inc.	3.3%
Primoris Services Corp.	3.2%
Applied Industrial Technologies, Inc.	3.1%
MDU Resources Group, Inc.	3.1%
BWX Technologies, Inc.	3.1%
Clean Harbors, Inc.	3.0%
MSC Industrial Direct Co., Inc., Class A	3.0%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Granite Construction, Inc.	3.6%
Mueller Industries, Inc.	3.4%
EMCOR Group, Inc.	3.3%
Hubbell, Inc.	3.3%
Primoris Services Corp.	3.2%
Applied Industrial Technologies, Inc.	3.1%
MDU Resources Group, Inc.	3.1%
BWX Technologies, Inc.	3.1%
Clean Harbors, Inc.	3.0%
MSC Industrial Direct Co., Inc., Class A	3.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/AIRR or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended September 30, 2024, the Fund’s principal investment strategies were revised to reflect that the universe of eligible industries included in the Fund’s tracking index was expanded.

Material Fund Change Strategies [Text Block]
During the fiscal year ended September 30, 2024, the Fund’s principal investment strategies were revised to reflect that the universe of eligible industries included in the Fund’s tracking index was expanded.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/AIRR
C000137473 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Dorsey Wright Momentum & Dividend ETF
Class Name	First Trust Dorsey Wright Momentum & Dividend ETF
Trading Symbol	DDIV
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Dorsey Wright Momentum & Dividend ETF (the “Fund”) for the year of October 1, 2023 to September 30, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DDIV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/DDIV
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Dorsey Wright Momentum & Dividend ETF	$71	0.60%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 36.01% during the 12 months ended September 30, 2024. The Fund underperformed its benchmark, the S&P 500® Index, which returned 36.35% for the same Period.
The Financials sector received the greatest allocation of any sector in the Fund with an average weight of 35.9% during the Period. The allocation to this sector contributed 15.4% to the Fund’s overall return, which was the greatest contribution of any sector to the Fund’s return during the Period. No sector had a materially negative contribution to Fund performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (September 30, 2014 to September 30, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of September 30, 2024)	1 Year	5 Year	10 Year
First Trust Dorsey Wright Momentum & Dividend ETF	36.01%	10.43%	9.36%
Dorsey Wright Momentum Plus Dividend YieldTM Index(1)	37.05%	11.24%	N/A
Dow Jones U.S. Select DividendTM Index	30.90%	10.25%	10.48%
S&P 500® Index	36.35%	15.98%	13.38%
(1)
On September 6, 2018, the Fund’s underlying index changed from the Richard Bernstein Advisors Quality Income Index to the Dorsey Wright Momentum Plus Dividend YieldTM Index (the “Index”). Therefore, the Fund’s performance and historical returns shown for the periods prior to September 6, 2018, are not necessarily indicative of the performance that the Fund, based on its current index, would have generated. Since the Index had an inception date of July 2, 2018, it was not in existence for all of the periods disclosed.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	On September 6, 2018, the Fund’s underlying index changed from the Richard Bernstein Advisors Quality Income Index to the Dorsey Wright Momentum Plus Dividend YieldTM Index (the “Index”). Therefore, the Fund’s performance and historical returns shown for the periods prior to September 6, 2018, are not necessarily indicative of the performance that the Fund, based on its current index, would have generated. Since the Index had an inception date of July 2, 2018, it was not in existence for all of the periods disclosed.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/DDIV for more recent performance information.
Net Assets	$ 60,661,266
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 282,408
Investment Company Portfolio Turnover	173.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of September 30, 2024)
Fund net assets	$60,661,266
Total number of portfolio holdings	51
Total advisory fee paid	$282,408
Portfolio turnover rate	173%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of September 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Simon Property Group, Inc.	5.3%
OneMain Holdings, Inc.	4.9%
ONEOK, Inc.	4.6%
Lamar Advertising Co., Class A	4.3%
Iron Mountain, Inc.	3.3%
Packaging Corp. of America	3.2%
Jefferies Financial Group, Inc.	3.0%
Popular, Inc.	3.0%
Ares Management Corp., Class A	2.9%
Corebridge Financial, Inc.	2.8%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Simon Property Group, Inc.	5.3%
OneMain Holdings, Inc.	4.9%
ONEOK, Inc.	4.6%
Lamar Advertising Co., Class A	4.3%
Iron Mountain, Inc.	3.3%
Packaging Corp. of America	3.2%
Jefferies Financial Group, Inc.	3.0%
Popular, Inc.	3.0%
Ares Management Corp., Class A	2.9%
Corebridge Financial, Inc.	2.8%

C000138164 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Dorsey Wright Focus 5 ETF
Class Name	First Trust Dorsey Wright Focus 5 ETF
Trading Symbol	FV
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Dorsey Wright Focus 5 ETF (the “Fund”) for the year of October 1, 2023 to September 30, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FV
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Dorsey Wright Focus 5 ETF	$35(1)	0.30%(1)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.

Expenses Paid, Amount	$ 35	[2]
Expense Ratio, Percent	0.30%	[2]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 31.86% during the 12 months ended September 30, 2024. The Fund underperformed its benchmark, the S&P 500® Index, which returned 36.35% for the same Period.
The Information Technology sector received the greatest allocation of any sector in the Fund with an average weight of 48.3% during the Period. The allocation to this sector contributed 15.3% to the Fund’s overall return, which was the greatest contribution of any sector to the Fund’s return during the Period. No sector had a materially negative contribution to Fund performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (September 30, 2014 to September 30, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of September 30, 2024)	1 Year	5 Year	10 Year
First Trust Dorsey Wright Focus 5 ETF	31.86%	15.04%	11.60%
Dorsey Wright Focus FiveTM Index	32.22%	15.39%	11.99%
S&P 500® Index	36.35%	15.98%	13.38%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FV for more recent performance information.
Net Assets	$ 3,777,592,466
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 10,476,080
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of September 30, 2024)
Fund net assets	$3,777,592,466
Total number of portfolio holdings	6
Total advisory fee paid	$10,476,080
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of September 30, 2024)
The table below shows the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
First Trust Nasdaq Semiconductor ETF	20.7%
First Trust Industrials/Producer Durables AlphaDEX® Fund	20.4%
First Trust NASDAQ-100-Technology Sector Index Fund	20.0%
First Trust Dow Jones Internet Index Fund	19.9%
First Trust Consumer Discretionary AlphaDEX® Fund	18.9%
Dreyfus Government Cash Management Fund, Institutional Shares	0.1%

Largest Holdings [Text Block]
Top Ten Holdings
First Trust Nasdaq Semiconductor ETF	20.7%
First Trust Industrials/Producer Durables AlphaDEX® Fund	20.4%
First Trust NASDAQ-100-Technology Sector Index Fund	20.0%
First Trust Dow Jones Internet Index Fund	19.9%
First Trust Consumer Discretionary AlphaDEX® Fund	18.9%
Dreyfus Government Cash Management Fund, Institutional Shares	0.1%

C000144324 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Dorsey Wright International Focus 5 ETF
Class Name	First Trust Dorsey Wright International Focus 5 ETF
Trading Symbol	IFV
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Dorsey Wright International Focus 5 ETF (the “Fund”) for the year of October 1, 2023 to September 30, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/IFV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/IFV
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Dorsey Wright International Focus 5 ETF	$33(1)	0.30%(1)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.

Expenses Paid, Amount	$ 33	[3]
Expense Ratio, Percent	0.30%	[3]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 20.76% during the 12 months ended September 30, 2024. The Fund underperformed its benchmark, the MSCI ACWI ex USA Index, which returned 25.35% for the same Period.
While Japan had the greatest allocation of any country in the Fund with a weight of 20.6%, the country with the greatest contribution to the Fund’s return during the Period was India with a weight of 20.4% and a return contribution of 7.9%. No country had a materially negative contribution to Fund performance. The Fund’s currency exposure had a 3.9% impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (September 30, 2014 to September 30, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of September 30, 2024)	1 Year	5 Year	10 Year
First Trust Dorsey Wright International Focus 5 ETF	20.76%	4.54%	3.27%
Dorsey Wright International Focus FiveTM Index	21.21%	5.11%	3.74%
MSCI ACWI ex USA Index	25.35%	7.59%	5.22%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/IFV for more recent performance information.
Net Assets	$ 198,832,312
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 576,251
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of September 30, 2024)
Fund net assets	$198,832,312
Total number of portfolio holdings	6
Total advisory fee paid	$576,251
Portfolio turnover rate	42%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of September 30, 2024)
The table below shows the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
First Trust United Kingdom AlphaDEX® Fund	20.4%
First Trust India NIFTY 50 Equal Weight ETF	20.2%
First Trust Japan AlphaDEX® Fund	19.8%
First Trust Switzerland AlphaDEX® Fund	19.8%
First Trust Eurozone AlphaDEX® ETF	19.6%
Dreyfus Government Cash Management Fund, Institutional Shares	0.2%

Largest Holdings [Text Block]
Top Ten Holdings
First Trust United Kingdom AlphaDEX® Fund	20.4%
First Trust India NIFTY 50 Equal Weight ETF	20.2%
First Trust Japan AlphaDEX® Fund	19.8%
First Trust Switzerland AlphaDEX® Fund	19.8%
First Trust Eurozone AlphaDEX® ETF	19.6%
Dreyfus Government Cash Management Fund, Institutional Shares	0.2%

C000162607 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Dorsey Wright Dynamic Focus 5 ETF
Class Name	First Trust Dorsey Wright Dynamic Focus 5 ETF
Trading Symbol	FVC
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Dorsey Wright Dynamic Focus 5 ETF (the “Fund”) for the year of October 1, 2023 to September 30, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FVC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FVC
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Dorsey Wright Dynamic Focus 5 ETF	$32(1)	0.30%(1)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.

Expenses Paid, Amount	$ 32	[4]
Expense Ratio, Percent	0.30%	[4]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 16.48% during the 12 months ended September 30, 2024. The Fund underperformed its benchmark, the S&P 500® Index, which returned 36.35% for the same Period.
The Information Technology sector received the greatest allocation of any sector in the Fund with an average weight of 35.6% during the Period. The allocation to this sector contributed 7.1% to the Fund’s overall return, which was the greatest contribution of any sector to Fund return during the Period. No sector had a materially negative contribution to Fund performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (March 17, 2016 to September 30, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of September 30, 2024)	1 Year	5 Year	Since Inception (3/17/16)
First Trust Dorsey Wright Dynamic Focus 5 ETF	16.48%	7.35%	7.98%
Dorsey Wright Dynamic Focus FiveTM Index	16.95%	7.76%	8.37%
S&P 500® Index	36.35%	15.98%	14.95%

Performance Inception Date	Mar. 17, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FVC for more recent performance information.
Net Assets	$ 154,439,138
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 503,664
Investment Company Portfolio Turnover	200.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of September 30, 2024)
Fund net assets	$154,439,138
Total number of portfolio holdings	6
Total advisory fee paid	$503,664
Portfolio turnover rate	200%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of September 30, 2024)
The table below shows the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
First Trust Nasdaq Semiconductor ETF	20.7%
First Trust Industrials/Producer Durables AlphaDEX® Fund	20.4%
First Trust NASDAQ-100-Technology Sector Index Fund	20.0%
First Trust Dow Jones Internet Index Fund	19.9%
First Trust Consumer Discretionary AlphaDEX® Fund	18.9%
Dreyfus Government Cash Management Fund, Institutional Shares	0.1%

Largest Holdings [Text Block]
Top Ten Holdings
First Trust Nasdaq Semiconductor ETF	20.7%
First Trust Industrials/Producer Durables AlphaDEX® Fund	20.4%
First Trust NASDAQ-100-Technology Sector Index Fund	20.0%
First Trust Dow Jones Internet Index Fund	19.9%
First Trust Consumer Discretionary AlphaDEX® Fund	18.9%
Dreyfus Government Cash Management Fund, Institutional Shares	0.1%

C000195212 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust SMID Cap Rising Dividend Achievers ETF
Class Name	First Trust SMID Cap Rising Dividend Achievers ETF
Trading Symbol	SDVY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust SMID Cap Rising Dividend Achievers ETF (the “Fund”) for the year of October 1, 2023 to September 30, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/SDVY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/SDVY
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust SMID Cap Rising Dividend Achievers ETF	$68	0.59%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 31.07% during the 12 months ended September 30, 2024. The Fund outperformed its benchmark, the S&P 1000® Index, which returned 26.56% for the same Period.
The Financials sector received the greatest allocation of any sector in the Fund with an average weight of 31.1% during the Period. The allocation to this sector contributed 14.3% to overall Fund return, the greatest contribution of any sector to the Fund’s return during the Period. No sector had a material negative contribution to Fund performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (November 1, 2017 to September 30, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of September 30, 2024)	1 Year	5 Year	Since Inception (11/1/17)
First Trust SMID Cap Rising Dividend Achievers ETF	31.07%	14.39%	11.01%
Nasdaq US Small Mid Cap Rising Dividend AchieversTM Index	32.05%	15.13%	11.72%
S&P 1000® Index	26.56%	11.32%	9.38%
Russell 3000® Index	35.19%	15.26%	13.56%

Performance Inception Date	Nov. 01, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 30, 2024
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/SDVY for more recent performance information.
Net Assets	$ 6,122,083,500
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 21,697,061
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of September 30, 2024)
Fund net assets	$6,122,083,500
Total number of portfolio holdings	97
Total advisory fee paid	$21,697,061
Portfolio turnover rate	64%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of September 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
A.O. Smith Corp.	1.1%
Expeditors International of Washington, Inc.	1.1%
Matson, Inc.	1.1%
Steel Dynamics, Inc.	1.1%
Landstar System, Inc.	1.1%
CF Industries Holdings, Inc.	1.1%
Chesapeake Energy Corp.	1.1%
Ralph Lauren Corp.	1.1%
Corebridge Financial, Inc.	1.1%
Westlake Corp.	1.1%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.

Largest Holdings [Text Block]
Top Ten Holdings
A.O. Smith Corp.	1.1%
Expeditors International of Washington, Inc.	1.1%
Matson, Inc.	1.1%
Steel Dynamics, Inc.	1.1%
Landstar System, Inc.	1.1%
CF Industries Holdings, Inc.	1.1%
Chesapeake Energy Corp.	1.1%
Ralph Lauren Corp.	1.1%
Corebridge Financial, Inc.	1.1%
Westlake Corp.	1.1%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/SDVY or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended September 30, 2024, the Fund’s principal investment strategies were revised to reflect that, during each quarterly rebalance, securities that no longer meet the size and liquidity requirements of the Fund’s tracking index will be removed from the index.

Material Fund Change Strategies [Text Block]
During the fiscal year ended September 30, 2024, the Fund’s principal investment strategies were revised to reflect that, during each quarterly rebalance, securities that no longer meet the size and liquidity requirements of the Fund’s tracking index will be removed from the index.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/SDVY
C000198271 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Indxx Innovative Transaction & Process ETF
Class Name	First Trust Indxx Innovative Transaction & Process ETF
Trading Symbol	LEGR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Indxx Innovative Transaction & Process ETF (the “Fund”) for the year of October 1, 2023 to September 30, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/LEGR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/LEGR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Indxx Innovative Transaction & Process ETF	$75	0.65%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 31.08% during the 12 months ended September 30, 2024. The Fund underperformed its benchmark, the S&P 500® Index, which returned 36.35% for the same Period.
The Financials sector received the greatest allocation of any sector in the Fund with an average weight of 40.2% during the Period. The allocation to this sector contributed 14.4% to the Fund’s overall Fund return, the greatest contribution of any sector to the Fund’s overall return during the Period. No sector had a materially negative contribution to Fund performance. The Fund’s currency exposure had a 2.2% impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (January 24, 2018 to September 30, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of September 30, 2024)	1 Year	5 Year	Since Inception (1/24/18)
First Trust Indxx Innovative Transaction & Process ETF	31.08%	12.44%	9.29%
Indxx Blockchain Index	32.58%	13.54%	10.34%
S&P 500® Index	36.35%	15.98%	13.10%

Performance Inception Date	Jan. 24, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/LEGR for more recent performance information.
Net Assets	$ 106,520,050
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 662,605
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of September 30, 2024)
Fund net assets	$106,520,050
Total number of portfolio holdings	106
Total advisory fee paid	$662,605
Portfolio turnover rate	17%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of September 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
JD.com, Inc., ADR	1.9%
Baidu, Inc., ADR	1.6%
Alibaba Group Holding Ltd., ADR	1.6%
Intel Corp.	1.6%
Micron Technology, Inc.	1.5%
China CITIC Bank Corp., Ltd., Class H	1.5%
Industrial & Commercial Bank of China Ltd., Class H	1.5%
PayPal Holdings, Inc.	1.4%
Advanced Micro Devices, Inc.	1.4%
Infineon Technologies AG	1.4%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
JD.com, Inc., ADR	1.9%
Baidu, Inc., ADR	1.6%
Alibaba Group Holding Ltd., ADR	1.6%
Intel Corp.	1.6%
Micron Technology, Inc.	1.5%
China CITIC Bank Corp., Ltd., Class H	1.5%
Industrial & Commercial Bank of China Ltd., Class H	1.5%
PayPal Holdings, Inc.	1.4%
Advanced Micro Devices, Inc.	1.4%
Infineon Technologies AG	1.4%

C000198496 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Nasdaq Artificial Intelligence and Robotics ETF
Class Name	First Trust Nasdaq Artificial Intelligence and Robotics ETF
Trading Symbol	ROBT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Nasdaq Artificial Intelligence and Robotics ETF (the “Fund”) for the year of October 1, 2023 to September 30, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/ROBT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/ROBT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Nasdaq Artificial Intelligence and Robotics ETF	$68	0.65%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 8.75% during the 12 months ended September 30, 2024. The Fund underperformed its benchmark, the S&P 500® Index, which returned 36.35% for the same Period.
While the Software industry had the greatest allocation of any industry in the Fund with a weight of 38.0%, the industry with the greatest contribution to the Fund’s return during the Period was the Semiconductors & Semiconductor Equipment industry with a weight of 8.9% and a return contribution of 4.0%. With a weight of 7.4%, the Automobile Components industry contributed -4.8% to the Fund’s return, the most negative contribution to the Fund’s return of any industry. The Fund’s currency exposure had a 1.7% impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (February 21, 2018 to September 30, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of September 30, 2024)	1 Year	5 Year	Since Inception (2/21/18)
First Trust Nasdaq Artificial Intelligence and Robotics ETF	8.75%	7.05%	6.26%
Nasdaq CTA Artificial Intelligence and RoboticsTM Index	9.36%	7.70%	6.92%
S&P 500® Index	36.35%	15.98%	14.08%

Performance Inception Date	Feb. 21, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/ROBT for more recent performance information.
Net Assets	$ 453,666,959
Holdings Count | Holding	111
Advisory Fees Paid, Amount	$ 3,165,770
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of September 30, 2024)
Fund net assets	$453,666,959
Total number of portfolio holdings	111
Total advisory fee paid	$3,165,770
Portfolio turnover rate	43%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of September 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Mizuho Financial Group, Inc.	2.2%
Daiwa Capital Markets America, Inc.	2.2%
Symbotic, Inc.	2.1%
Palantir Technologies, Inc., Class A	1.9%
Bank of America Corp.	1.9%
Ocado Group PLC	1.9%
Valeo SE	1.8%
PKSHA Technology, Inc.	1.8%
Meta Platforms, Inc., Class A	1.8%
Dynatrace, Inc.	1.7%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Mizuho Financial Group, Inc.	2.2%
Daiwa Capital Markets America, Inc.	2.2%
Symbotic, Inc.	2.1%
Palantir Technologies, Inc., Class A	1.9%
Bank of America Corp.	1.9%
Ocado Group PLC	1.9%
Valeo SE	1.8%
PKSHA Technology, Inc.	1.8%
Meta Platforms, Inc., Class A	1.8%
Dynatrace, Inc.	1.7%

C000203940 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Dorsey Wright Momentum & Low Volatility ETF
Class Name	First Trust Dorsey Wright Momentum & Low Volatility ETF
Trading Symbol	DVOL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Dorsey Wright Momentum & Low Volatility ETF (the “Fund”) for the year of October 1, 2023 to September 30, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DVOL. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/DVOL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Dorsey Wright Momentum & Low Volatility ETF	$70	0.60%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 33.95% during the 12 months ended September 30, 2024. The Fund underperformed its benchmark, the S&P 500® Index, which returned 36.35% for the same Period.
The Industrials sector received the greatest allocation of any sector in the Fund with an average weight of 28.8% during the Period. The allocation to this sector contributed 10.3% to overall Fund return, the greatest contribution of any sector to the Fund’s return during the Period. No sector had a material negative contribution to Fund performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (September 5, 2018 to September 30, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of September 30, 2024)	1 Year	5 Year	Since Inception (9/5/18)
First Trust Dorsey Wright Momentum & Low Volatility ETF	33.95%	8.90%	9.89%
Dorsey Wright Momentum Plus Low VolatilityTM Index	34.88%	9.60%	10.61%
S&P 500® Index	36.35%	15.98%	13.96%

Performance Inception Date	Sep. 05, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/DVOL for more recent performance information.
Net Assets	$ 51,388,727
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 290,503
Investment Company Portfolio Turnover	122.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of September 30, 2024)
Fund net assets	$51,388,727
Total number of portfolio holdings	51
Total advisory fee paid	$290,503
Portfolio turnover rate	122%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of September 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Republic Services, Inc.	3.3%
Visa, Inc., Class A	3.1%
Mastercard, Inc., Class A	3.1%
Fiserv, Inc.	3.1%
Marsh & McLennan Cos., Inc.	3.0%
Curtiss-Wright Corp.	3.0%
Walmart, Inc.	2.9%
Linde PLC	2.9%
Motorola Solutions, Inc.	2.8%
Otis Worldwide Corp.	2.8%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Republic Services, Inc.	3.3%
Visa, Inc., Class A	3.1%
Mastercard, Inc., Class A	3.1%
Fiserv, Inc.	3.1%
Marsh & McLennan Cos., Inc.	3.0%
Curtiss-Wright Corp.	3.0%
Walmart, Inc.	2.9%
Linde PLC	2.9%
Motorola Solutions, Inc.	2.8%
Otis Worldwide Corp.	2.8%

C000203941 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Dorsey Wright Momentum & Value ETF
Class Name	First Trust Dorsey Wright Momentum & Value ETF
Trading Symbol	DVLU
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Dorsey Wright Momentum & Value ETF (the “Fund”) for the year of October 1, 2023 to September 30, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DVLU. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/DVLU
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Dorsey Wright Momentum & Value ETF	$71	0.60%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 36.49% during the 12 months ended September 30, 2024. The Fund outperformed its benchmark, the S&P 500® Index, which returned 36.35% for the same Period.
While the Financials sector had the greatest allocation of any sector in the Fund with a weight of 28.1%, the sector with the greatest contribution to Fund return during the Period was the Consumer Discretionary sector with a weight of 21.8% and a return contribution of 12.8%. With a weight of 11.3%, the Energy sector contributed -1.1% to Fund return, the most negative contribution to the Fund’s return of any sector.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (September 5, 2018 to September 30, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of September 30, 2024)	1 Year	5 Year	Since Inception (9/5/18)
First Trust Dorsey Wright Momentum & Value ETF	36.49%	12.45%	9.12%
Dorsey Wright Momentum Plus ValueTM Index	37.47%	13.18%	9.83%
S&P 500® Index	36.35%	15.98%	13.96%

Performance Inception Date	Sep. 05, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/DVLU for more recent performance information.
Net Assets	$ 32,362,260
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 159,138
Investment Company Portfolio Turnover	155.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of September 30, 2024)
Fund net assets	$32,362,260
Total number of portfolio holdings	51
Total advisory fee paid	$159,138
Portfolio turnover rate	155%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of September 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
PulteGroup, Inc.	3.7%
Jones Lang LaSalle, Inc.	3.3%
Tenet Healthcare Corp.	3.1%
Capital One Financial Corp.	3.1%
Corebridge Financial, Inc.	3.0%
Reinsurance Group of America, Inc.	3.0%
Travelers (The) Cos., Inc.	3.0%
Popular, Inc.	3.0%
US Foods Holding Corp.	3.0%
NRG Energy, Inc.	2.9%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
PulteGroup, Inc.	3.7%
Jones Lang LaSalle, Inc.	3.3%
Tenet Healthcare Corp.	3.1%
Capital One Financial Corp.	3.1%
Corebridge Financial, Inc.	3.0%
Reinsurance Group of America, Inc.	3.0%
Travelers (The) Cos., Inc.	3.0%
Popular, Inc.	3.0%
US Foods Holding Corp.	3.0%
NRG Energy, Inc.	2.9%

C000223561 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust International Developed Capital Strength® ETF
Class Name	First Trust International Developed Capital Strength® ETF
Trading Symbol	FICS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust International Developed Capital Strength® ETF (the “Fund”) for the year of October 1, 2023 to September 30, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FICS. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FICS
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust International Developed Capital Strength® ETF	$79	0.70%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 26.15% during the 12 months ended September 30, 2024. The Fund outperformed its benchmark, the MSCI World ex USA Index, which returned 24.98% for the same Period.
The Industrial sector had the greatest allocation and also the greatest contribution to the Fund’s return during the Period, with an allocation of 36.1% and a 12.9% contribution to the Fund’s overall return. The Energy sector contributed the largest drag to the Fund’s return at -0.2%. The Fund’s currency exposure had a 6.5% impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (December 15, 2020 to September 30, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of September 30, 2024)	1 Year	Since Inception (12/15/20)
First Trust International Developed Capital Strength® ETF	26.15%	7.49%
The International Developed Capital StrengthTM Index	27.24%	8.44%
MSCI World ex USA Index	24.98%	7.43%

Performance Inception Date	Dec. 15, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 30, 2024
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FICS for more recent performance information.
Net Assets	$ 156,971,925
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 726,757
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of September 30, 2024)
Fund net assets	$156,971,925
Total number of portfolio holdings	52
Total advisory fee paid	$726,757
Portfolio turnover rate	58%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of September 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Aristocrat Leisure Ltd.	2.8%
Unilever PLC	2.4%
DSV A/S	2.4%
Roche Holding AG	2.3%
Obic Co., Ltd.	2.3%
Investor AB, Class B	2.3%
Swiss Re AG	2.3%
Bunzl PLC	2.2%
Industria de Diseno Textil S.A.	2.2%
Givaudan S.A.	2.2%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Aristocrat Leisure Ltd.	2.8%
Unilever PLC	2.4%
DSV A/S	2.4%
Roche Holding AG	2.3%
Obic Co., Ltd.	2.3%
Investor AB, Class B	2.3%
Swiss Re AG	2.3%
Bunzl PLC	2.2%
Industria de Diseno Textil S.A.	2.2%
Givaudan S.A.	2.2%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FICS or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended September 30, 2024, the Fund’s diversification status under the Investment Company Act of 1940 changed from non-diversified to diversified. The Fund’s principal investment strategies and principal risks were revised accordingly.

Material Fund Change Strategies [Text Block]
During the fiscal year ended September 30, 2024, the Fund’s diversification status under the Investment Company Act of 1940 changed from non-diversified to diversified. The Fund’s principal investment strategies and principal risks were revised accordingly.

Material Fund Change Risks Change [Text Block]
During the fiscal year ended September 30, 2024, the Fund’s diversification status under the Investment Company Act of 1940 changed from non-diversified to diversified. The Fund’s principal investment strategies and principal risks were revised accordingly.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/FICS
C000250760 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust S&P 500 Economic Moat ETF
Class Name	First Trust S&P 500 Economic Moat ETF
Trading Symbol	EMOT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust S&P 500 Economic Moat ETF (the “Fund”) for the period of June 26, 2024 (commencement of investment operations) to September 30, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/EMOT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/EMOT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust S&P 500 Economic Moat ETF	$16(1)	0.60%(2)
(1)	The Fund commenced investment operations on June 26, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.

Expenses Paid, Amount	$ 16	[5]
Expense Ratio, Percent	0.60%	[6]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 6.26% from the Fund’s inception date on June 26, 2024 through September 30, 2024. The Fund outperformed its benchmark, the S&P 500® Index, which returned 5.56% for the same Period.
The Information Technology sector received the greatest allocation of any sector in the Fund with an average weight of 35.2% during the Period. However, the greatest contribution to the Fund’s return of 2.4% came from the Consumer Discretionary sector with a 22.0% weight in the Fund. No sector had a negative contribution to the Fund’s return during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (June 26, 2024 to September 30, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of September 30, 2024)	Since Inception (6/26/24)
First Trust S&P 500 Economic Moat ETF	6.26%
S&P 500® Economic Moat Index	6.46%
S&P 500® Index	5.56%

Performance Inception Date	Jun. 26, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/EMOT for more recent performance information.
Net Assets	$ 3,182,939
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 2,222
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of September 30, 2024)
Fund net assets	$3,182,939
Total number of portfolio holdings	50
Total advisory fee paid	$2,222
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of September 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Fortinet, Inc.	2.4%
Lockheed Martin Corp.	2.4%
Accenture PLC, Class A	2.3%
Starbucks Corp.	2.3%
Walmart, Inc.	2.3%
Oracle Corp.	2.3%
Lowe’s Cos., Inc.	2.3%
McDonald’s Corp.	2.2%
UnitedHealth Group, Inc.	2.2%
Philip Morris International, Inc.	2.2%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Fortinet, Inc.	2.4%
Lockheed Martin Corp.	2.4%
Accenture PLC, Class A	2.3%
Starbucks Corp.	2.3%
Walmart, Inc.	2.3%
Oracle Corp.	2.3%
Lowe’s Cos., Inc.	2.3%
McDonald’s Corp.	2.2%
UnitedHealth Group, Inc.	2.2%
Philip Morris International, Inc.	2.2%

[1]	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
[2]	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
[3]	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
[4]	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
[5]	The Fund commenced investment operations on June 26, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
[6]	Annualized.